Jetstream Venture Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Shares		Acquisition Date	Cost	Fair Value
	CONVERTIBLE NOTE IN PRIVATE COMPANIES - 1.88%
	Technology - 1.88%
50,000	Carbogenesis, LLC, 0.000% (a)(b)(c)	1/22/26	50,000	50,000
	TOTAL CONVERTIBLE NOTE IN PRIVATE COMPANIES		50,000	50,000
	POOLED INVESTMENT VEHICLES - 11.00%
	Private Investment Companies - 11.00%
99,893	Friends & Family Capital Management, LLC (economic exposure to Space Exploration Technologies Corp., Common Stock) (a)(b)(c)(d)	2/3/26	99,893	184,521
107,880	ShieldAI SPV (a)(b)(c)(d)	4/6/26	107,880	107,880
	TOTAL POOLED INVESTMENT VEHICLES		207,773	292,401
	PREFERRED STOCK IN PRIVATE COMPANIES - 11.38%
	Health Care - 9.40%
299,760	Rejuvenate Bio, Inc. - Series B (a)(b)(c)	6/4/26	250,000	250,000
	Industrials - 1.98%
1,100	Zipline International, Inc. (a)(b)(c)	4/24/26	52,548	52,548
	TOTAL PREFERRED STOCK IN PRIVATE COMPANIES		302,548	302,548
	SIMPLE AGREEMENT FOR FUTURE EQUITY (SAFEs) - 16.92%
	Health Care - 11.28%
150,000	Surf Therapeutics (a)(b)(c)	4/2/26	150,000	150,000
150,000	Wonderlab Holdings, Inc. (a)(b)(c)	5/11/26	150,000	150,000
			300,000	300,000
	Information Technology - 5.64%
150,000	Hill Pepper Inc (d/b/a Hill Research) (a)(b)(c)	4/6/26	150,000	150,000
	TOTAL SIMPLE AGREEMENT FOR FUTURE EQUITY (SAFEs)		450,000	450,000

Principal Amount ($)			Fair Value
	SHORT TERM INVESTMENTS - 33.51%
	Money Market Funds - 33.51%
891,138	Goldman Sachs Financial Square Government Fund, Institutional Class, 3.566% (e)	891,138	891,138
	TOTAL SHORT TERM INVESTMENTS	891,138	891,138

TOTAL INVESTMENTS - 74.69%	1,986,087
OTHER ASSETS IN EXCESS OF LIABILITIES - 25.31%	673,134
NET ASSETS - 100.00%	$2,659,221

LP - Limited Partnership

LLC - Limited Liability Company

SPV - Special Purpose Vehicle

(a)  Restricted security (Cumulative total of $1,094,949, which represents 41.18% of the Fund).

(b)  Level 3 securities fair valued using significant unobservable inputs.

(c)  Non-Income Producing.

(d)  The Fund has a direct investment in an SPV which has economic exposure to an underlying portfolio company. The SPV has invested through one or more underlying SPVs.

(e)  Rate disclosed is the seven day effective yield as of June 30, 2026.

See accompanying notes to financial statements.

Fair Value Measurements

The fair value hierarchy is categorized into three levels based on the inputs as follows:

• Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund can access.

• Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

• Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The Fund's assets and liabilities recorded at fair value have been categorized based upon a fair value hierarchy as described above. The following table presents information about the Fund's assets measured at fair value as of June 30, 2026:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets
Convertible Note In Private Companies (a)	$-	$-	$50,000	$50,000
Pooled Investment Vehicles (a)	-	-	292,401	292,401
Preferred Stock In Private Companies (a)	-	-	302,548	302,548
Simple Agreement For Future Equity (SAFEs) (a)	-	-	450,000	450,000
Short Term Investments	891,138	-	-	891,138
Total	$891,138	$-	$1,094,949	$1,986,087

(a)  All sub-categories within the security type represent their respective evaluation status. For a detailed breakout, please refer to the Schedule of Investments.